Stockholders' Deficit, Option Plans, and Employee Benefit Plan (Details)	1 Months Ended	12 Months Ended
	May 31, 2017 shares	Dec. 31, 2019 USD ($) Vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Common Stock [Abstract]
Number of votes per share | Vote		1
Restricted Stock Grants [Rollforward]
Outstanding at beginning of year (in shares)		3,904,550	3,948,199	0
Granted	3,972,007	0	0	3,972,007
Forfeited		(11,904)	(43,648)	(23,808)
Outstanding at end of year (in shares)		3,892,646	3,904,550	3,948,199
Restricted stock remained subject to vesting (in shares)		951,337
Telos Shared Savings Plan [Abstract]
Shares held in defined contribution employee savings plan (in shares)		2,903,443
Maximum contribution percentage		2.00%
Annual vesting percentage		20.00%
Vesting period of stock options		5 years
Contributions to the Plan | $		$ 861,000	$ 721,000	$ 617,000
Telos ID [Member]
Telos Shared Savings Plan [Abstract]
Maximum contribution percentage		2.00%
Contributions to the Plan | $		$ 151,000	$ 125,000	$ 105,000
Unvested Restricted Stock [Member]
Restricted Stock Grants [Rollforward]
Restricted stock vested on date of grant		25.00%
Restricted stock vest on anniversary of the date of grant		25.00%